Document and Entity Information	12 Months Ended
Jan. 29, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	TIMOTHY PLAN
Central Index Key	0000916490
Amendment Flag	false
Document Creation Date	Jan 30, 2013
Document Effective Date	Jan 30, 2013
Prospectus Date	Jan 29, 2013

Timothy Aggressive Growth Fund
Aggressive Growth Fund CLASS A: TAAGX | CLASS C: TCAGX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Aggressive Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Aggressive Growth Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		1.02%	1.02%
Acquired Funds Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.13%	2.88%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Aggressive Growth Fund (USD $)	Class A	Class C
1 Year	754	391
3 Years	1,180	892
5 Years	1,631	1,518
10 Years	2,877	3,204

Expense Example, No Redemption (USD $)	Timothy Aggressive Growth Fund Class C
1 Year	291
3 Years	892
5 Years	1,518
10 Years	3,204

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  This Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-03	Dec-08
20.22%	-28.84%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Aggressive Growth Fund		1 Year	5 Year	10 Year	Since Inception
Class A		6.23%	(0.05%)	6.70%
Class A Return after taxes on distributions	[1]	6.23%	(0.07%)	6.30%
Class A Return after taxes on distributions and sale of shares	[1]	4.05%	(0.06%)	5.87%
Class A Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	15.81%	3.23%	10.32%
Class C		10.55%	0.38%		3.46%
Class C Return after taxes on distributions	[1]	10.55%	0.36%		3.01%
Class C Return after taxes on distributions and sale of shares	[1]	6.86%	0.31%		2.96%
Class C Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	15.81%	3.23%		6.91%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Growth Fund CLASS A: TAAGX | CLASS C: TCAGX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 147% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	147.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  This Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund invests its assets in the securities of a limited number of companies, which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-03	Dec-08
20.22%	-28.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Aggressive Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	1.02%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%	[2]
1 Year	rr_ExpenseExampleYear01	754
3 Years	rr_ExpenseExampleYear03	1,180
5 Years	rr_ExpenseExampleYear05	1,631
10 Years	rr_ExpenseExampleYear10	2,877
2003	rr_AnnualReturn2003	39.04%
2004	rr_AnnualReturn2004	9.62%
2005	rr_AnnualReturn2005	8.73%
2006	rr_AnnualReturn2006	7.50%
2007	rr_AnnualReturn2007	7.66%
2008	rr_AnnualReturn2008	(45.27%)
2009	rr_AnnualReturn2009	30.46%
2010	rr_AnnualReturn2010	27.89%
2011	rr_AnnualReturn2011	2.91%
2012	rr_AnnualReturn2012	12.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.84%)
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Year	rr_AverageAnnualReturnYear05	(0.05%)
10 Year	rr_AverageAnnualReturnYear10	6.70%
Timothy Aggressive Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	1.02%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.88%	[2]
1 Year	rr_ExpenseExampleYear01	391
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,518
10 Years	rr_ExpenseExampleYear10	3,204
1 Year	rr_ExpenseExampleNoRedemptionYear01	291
3 Years	rr_ExpenseExampleNoRedemptionYear03	892
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,518
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,204
1 Year	rr_AverageAnnualReturnYear01	10.55%
5 Year	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Timothy Aggressive Growth Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.23%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.07%)	[3]
10 Year	rr_AverageAnnualReturnYear10	6.30%	[3]
Timothy Aggressive Growth Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.55%	[3]
5 Year	rr_AverageAnnualReturnYear05	0.36%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[3]
Timothy Aggressive Growth Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.05%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.06%)	[3]
10 Year	rr_AverageAnnualReturnYear10	5.87%	[3]
Timothy Aggressive Growth Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.86%	[3]
5 Year	rr_AverageAnnualReturnYear05	0.31%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[3]
Timothy Aggressive Growth Fund | Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[4]
5 Year	rr_AverageAnnualReturnYear05	3.23%	[4]
10 Year	rr_AverageAnnualReturnYear10	10.32%	[4]
Timothy Aggressive Growth Fund | Russell Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%	[4]
5 Year	rr_AverageAnnualReturnYear05	3.23%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Plan International Fund
International Fund CLASS A: TPIAX | CLASS C: TPICX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Plan International Fund		Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Plan International Fund		Class A	Class C
Management Fee		1.00%	1.00%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.57%	0.57%
Fees and Expenses of Acquired Funds		0.02%	0.02%
Total Annual Fund Operating Expenses	[1]	1.84%	2.59%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan International Fund (USD $)	Class A	Class C
1 Year	727	362
3 Years	1,097	805
5 Years	1,491	1,375
10 Years	2,590	2,925

Expense Example, No Redemption (USD $)	Timothy Plan International Fund Class C
1 Year	262
3 Years	805
5 Years	1,375
10 Years	2,925

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies through the purchase of American Depository Receipts (ADRs), without regard to market capitalizations.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund invests its assets in the ADRs of companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund allocates investments across countries and regions at the Manager’s discretion.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Foreign Risk | The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

  Issuer-Specific Risk | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE
The Fund commenced investment operations on May 1, 2011. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-09	Dec-08
19.29%	-24.53%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Plan International Fund		1 Year	5 Year	Since Inception
Class A		8.36%	(6.85%)	(4.41%)
Class A Return after taxes on distributions	[1]	8.07%	(7.34%)	(4.87%)
Class A Return after taxes on distributions and sale of shares	[1]	5.44%	(5.97%)	(3.95%)
Class A MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[2]	13.55%	(6.57%)	(5.70%)
Class C		12.76%	(6.50%)	(4.20%)
Class C Return after taxes on distributions	[1]	12.76%	(6.84%)	(4.51%)
Class C Return after taxes on distributions and sale of shares	[1]	8.29%	(5.60%)	(3.70%)
Class C MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[2]	13.55%	(6.57%)	(5.70%)
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Plan International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund CLASS A: TPIAX | CLASS C: TPICX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the securities of foreign companies through the purchase of American Depository Receipts (ADRs), without regard to market capitalizations.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund invests its assets in the ADRs of companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund allocates investments across countries and regions at the Manager’s discretion.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Foreign Risk | The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

  Issuer-Specific Risk | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on May 1, 2011. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-09	Dec-08
19.29%	-24.53%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Plan International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.57%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	727
3 Years	rr_ExpenseExampleYear03	1,097
5 Years	rr_ExpenseExampleYear05	1,491
10 Years	rr_ExpenseExampleYear10	2,590
2008	rr_AnnualReturn2008	(45.38%)
2009	rr_AnnualReturn2009	33.88%
2010	rr_AnnualReturn2010	7.23%
2011	rr_AnnualReturn2011	(17.34%)
2012	rr_AnnualReturn2012	14.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.53%)
1 Year	rr_AverageAnnualReturnYear01	8.36%
5 Year	rr_AverageAnnualReturnYear05	(6.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.41%)
Timothy Plan International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.57%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[2]
1 Year	rr_ExpenseExampleYear01	362
3 Years	rr_ExpenseExampleYear03	805
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	2,925
1 Year	rr_ExpenseExampleNoRedemptionYear01	262
3 Years	rr_ExpenseExampleNoRedemptionYear03	805
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,925
1 Year	rr_AverageAnnualReturnYear01	12.76%
5 Year	rr_AverageAnnualReturnYear05	(6.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.20%)
Timothy Plan International Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.07%	[3]
5 Year	rr_AverageAnnualReturnYear05	(7.34%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.87%)	[3]
Timothy Plan International Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.76%	[3]
5 Year	rr_AverageAnnualReturnYear05	(6.84%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.51%)	[3]
Timothy Plan International Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%	[3]
5 Year	rr_AverageAnnualReturnYear05	(5.97%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.95%)	[3]
Timothy Plan International Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.29%	[3]
5 Year	rr_AverageAnnualReturnYear05	(5.60%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(3.70%)	[3]
Timothy Plan International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.55%	[4]
5 Year	rr_AverageAnnualReturnYear05	(6.57%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.70%)	[4]
Timothy Plan International Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.55%	[4]
5 Year	rr_AverageAnnualReturnYear05	(6.57%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.70%)	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada.

Timothy Large/Mip-Cap Growth Fund
Large/Mid-Cap Growth Fund CLASS A: TLGAX | CLASS C: TLGCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Large/Mip-Cap Growth Fund		Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Large/Mip-Cap Growth Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.58%	0.59%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.69%	2.45%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Large/Mip-Cap Growth Fund (USD $)	Class A	Class C
1 Year	712	348
3 Years	1,053	764
5 Years	1,417	1,306
10 Years	2,438	2,786

Expense Example, No Redemption (USD $)	Timothy Large/Mip-Cap Growth Fund Class C
1 Year	248
3 Years	764
5 Years	1,306
10 Years	2,786

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-t to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Dec-01	Mar-01
16.48%	-23.99%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Large/Mip-Cap Growth Fund		1 Year	5 Year	10 Year	Since Inception
Class A		8.40%	1.14%	4.60%
Class A Return after taxes on distributions	[1]	6.78%	0.69%	4.19%
Class A Return after taxes on distributions and sale of shares	[1]	6.07%	0.83%	3.90%
Class A Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	15.26%	3.12%	7.52%
Class C		13.02%	1.56%		2.60%
Class C Return after taxes on distributions	[1]	11.14%	1.06%		2.11%
Class C Return after taxes on distributions and sale of shares	[1]	9.17%	1.18%		2.11%
Class C Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	15.26%	3.12%		(5.00%)
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Large/Mip-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large/Mid-Cap Growth Fund CLASS A: TLGAX | CLASS C: TLGCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 127% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund’s Investment Manager believes show a high probability of superior prospects for above average growth. The Fund’s Investment Manager chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-t to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Dec-01	Mar-01
16.48%	-23.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Large/Mip-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.58%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.69%	[2]
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,417
10 Years	rr_ExpenseExampleYear10	2,438
2003	rr_AnnualReturn2003	20.04%
2004	rr_AnnualReturn2004	8.43%
2005	rr_AnnualReturn2005	3.44%
2006	rr_AnnualReturn2006	4.77%
2007	rr_AnnualReturn2007	5.09%
2008	rr_AnnualReturn2008	(36.30%)
2009	rr_AnnualReturn2009	31.74%
2010	rr_AnnualReturn2010	17.50%
2011	rr_AnnualReturn2011	(0.95%)
2012	rr_AnnualReturn2012	14.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.99%)
1 Year	rr_AverageAnnualReturnYear01	8.40%
5 Year	rr_AverageAnnualReturnYear05	1.14%
10 Year	rr_AverageAnnualReturnYear10	4.60%
Timothy Large/Mip-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.59%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[2]
1 Year	rr_ExpenseExampleYear01	348
3 Years	rr_ExpenseExampleYear03	764
5 Years	rr_ExpenseExampleYear05	1,306
10 Years	rr_ExpenseExampleYear10	2,786
1 Year	rr_ExpenseExampleNoRedemptionYear01	248
3 Years	rr_ExpenseExampleNoRedemptionYear03	764
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,306
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,786
1 Year	rr_AverageAnnualReturnYear01	13.02%
5 Year	rr_AverageAnnualReturnYear05	1.56%
Since Inception	rr_AverageAnnualReturnSinceInception	2.60%
Timothy Large/Mip-Cap Growth Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%	[3]
5 Year	rr_AverageAnnualReturnYear05	0.69%	[3]
10 Year	rr_AverageAnnualReturnYear10	4.19%	[3]
Timothy Large/Mip-Cap Growth Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.14%	[3]
5 Year	rr_AverageAnnualReturnYear05	1.06%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[3]
Timothy Large/Mip-Cap Growth Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.07%	[3]
5 Year	rr_AverageAnnualReturnYear05	0.83%	[3]
10 Year	rr_AverageAnnualReturnYear10	3.90%	[3]
Timothy Large/Mip-Cap Growth Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.17%	[3]
5 Year	rr_AverageAnnualReturnYear05	1.18%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%	[3]
Timothy Large/Mip-Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%	[4]
5 Year	rr_AverageAnnualReturnYear05	3.12%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.52%	[4]
Timothy Large/Mip-Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%	[4]
5 Year	rr_AverageAnnualReturnYear05	3.12%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.00%)	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Small-Cap Value Fund
Small Cap Value Fund CLASS A: TPLNX | CLASS C: TSVCX
The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Small-Cap Value Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Small-Cap Value Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.60%	2.35%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Small-Cap Value Fund (USD $)	Class A	Class C
1 Year	704	338
3 Years	1,027	733
5 Years	1,373	1,255
10 Years	2,346	2,686

Expense Example, No Redemption (USD $)	Timothy Small-Cap Value Fund Class C
1 Year	238
3 Years	733
5 Years	1,255
10 Years	2,686

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is less than $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Foreign Risk | The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-03	Dec-08
20.35%	-26.99%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Small-Cap Value Fund		1 Year	5 Years	10 Years	Since Inception
Class A		10.65%	1.62%	7.42%
Class A Return after taxes on distributions	[1]	10.59%	1.55%	6.35%
Class A Return after taxes on distributions and sale of shares	[1]	6.92%	1.33%	6.09%
Class A Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[2]	16.35%	3.56%	9.72%
Class C		15.11%	2.00%		4.02%
Class C Return after taxes on distributions	[1]	15.11%	1.93%		2.80%
Class C Return after taxes on distributions and sale of shares	[1]	9.82%	1.66%		2.99%
Class C Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[2]	16.35%	3.56%		5.75%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund CLASS A: TPLNX | CLASS C: TSVCX
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund’s total assets in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is less than $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottom up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Foreign Risk | The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-03	Dec-08
20.35%	-26.99%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,027
5 Years	rr_ExpenseExampleYear05	1,373
10 Years	rr_ExpenseExampleYear10	2,346
2003	rr_AnnualReturn2003	38.81%
2004	rr_AnnualReturn2004	11.60%
2005	rr_AnnualReturn2005	(1.01%)
2006	rr_AnnualReturn2006	19.69%
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(32.50%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	24.20%
2011	rr_AnnualReturn2011	(2.72%)
2012	rr_AnnualReturn2012	17.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
1 Year	rr_AverageAnnualReturnYear01	10.65%
5 Years	rr_AverageAnnualReturnYear05	1.62%
10 Years	rr_AverageAnnualReturnYear10	7.42%
Timothy Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[2]
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	733
5 Years	rr_ExpenseExampleYear05	1,255
10 Years	rr_ExpenseExampleYear10	2,686
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	733
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,686
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	2.00%
Since Inception	rr_AverageAnnualReturnSinceInception	4.02%
Timothy Small-Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.55%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.35%	[3]
Timothy Small-Cap Value Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.11%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%	[3]
Timothy Small-Cap Value Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.92%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.33%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.09%	[3]
Timothy Small-Cap Value Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.82%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.66%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%	[3]
Timothy Small-Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[4]
10 Years	rr_AverageAnnualReturnYear10	9.72%	[4]
Timothy Small-Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.35%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.56%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.75%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Large/Mid-Cap Value Fund
Large/Mid Cap Value Fund CLASS A: TLVAX | CLASS C: TLVCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Large/Mid-Cap Value Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Large/Mid-Cap Value Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.47%	0.47%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.58%	2.33%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Large/Mid-Cap Value Fund (USD $)	Class A	Class C
1 Year	702	336
3 Years	1,021	727
5 Years	1,363	1,245
10 Years	2,325	2,666

Expense Example, No Redemption (USD $)	Timothy Large/Mid-Cap Value Fund Class C
1 Year	236
3 Years	727
5 Years	1,245
10 Years	2,666

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of the Fund’s total assets in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-03	Dec-08
17.72%	-23.81%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Large/Mid-Cap Value Fund		1 Year	5 Year	10 Year	Since Inception
Class A		6.94%	(1.04%)	8.13%
Class A Return after taxes on distributions	[1]	6.82%	(1.23%)	7.44%
Class A Return after taxes on distributions and sale of shares	[1]	4.51%	(1.00%)	6.95%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]	16.00%	1.66%	7.10%
Class C		11.28%	(0.67%)		6.18%
Class C Return after taxes on distributions	[1]	11.28%	(0.80%)		5.45%
Class C Return after taxes on distributions and sale of shares	[1]	7.33%	(0.64%)		5.18%
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[2]	16.00%	1.66%		4.73%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Large/Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large/Mid Cap Value Fund CLASS A: TLVAX | CLASS C: TLVCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of the Fund’s total assets in companies whose total market capitalization exceeds $2 billion. This Fund invests using a value investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  In determining whether to invest in a particular company, the Fund’s Investment Manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottom up” approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-03	Dec-08
17.72%	-23.81%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Large/Mid-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.47%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	1,021
5 Years	rr_ExpenseExampleYear05	1,363
10 Years	rr_ExpenseExampleYear10	2,325
2003	rr_AnnualReturn2003	27.99%
2004	rr_AnnualReturn2004	8.75%
2005	rr_AnnualReturn2005	19.42%
2006	rr_AnnualReturn2006	18.41%
2007	rr_AnnualReturn2007	17.02%
2008	rr_AnnualReturn2008	(40.05%)
2009	rr_AnnualReturn2009	22.19%
2010	rr_AnnualReturn2010	20.22%
2011	rr_AnnualReturn2011	0.76%
2012	rr_AnnualReturn2012	13.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Year	rr_AverageAnnualReturnYear05	(1.04%)
10 Year	rr_AverageAnnualReturnYear10	8.13%
Timothy Large/Mid-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.47%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%	[2]
1 Year	rr_ExpenseExampleYear01	336
3 Years	rr_ExpenseExampleYear03	727
5 Years	rr_ExpenseExampleYear05	1,245
10 Years	rr_ExpenseExampleYear10	2,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
1 Year	rr_AverageAnnualReturnYear01	11.28%
5 Year	rr_AverageAnnualReturnYear05	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.18%
Timothy Large/Mid-Cap Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.82%	[3]
5 Year	rr_AverageAnnualReturnYear05	(1.23%)	[3]
10 Year	rr_AverageAnnualReturnYear10	7.44%	[3]
Timothy Large/Mid-Cap Value Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.28%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.80%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%	[3]
Timothy Large/Mid-Cap Value Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.51%	[3]
5 Year	rr_AverageAnnualReturnYear05	(1.00%)	[3]
10 Year	rr_AverageAnnualReturnYear10	6.95%	[3]
Timothy Large/Mid-Cap Value Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.33%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.64%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%	[3]
Timothy Large/Mid-Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[4]
5 Year	rr_AverageAnnualReturnYear05	1.66%	[4]
10 Year	rr_AverageAnnualReturnYear10	7.10%	[4]
Timothy Large/Mid-Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[4]
5 Year	rr_AverageAnnualReturnYear05	1.66%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Fixed Income Fund
Fixed Income Fund CLASS A: TFIAX | CLASS C: TFICX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Fixed Income Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finder's fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Fixed Income Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.46%	0.46%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses		1.32%	2.07%
Fee Waiver and/or Expense Reimbursement		(0.15%)	(0.15%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.17%	1.92%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Fixed Income Fund (USD $)	Class A	Class C
1 Year	564	295
3 Years	837	636
5 Years	1,129	1,102
10 Years	1,960	2,392

Expense Example, No Redemption (USD $)	Timothy Fixed Income Fund Class C
1 Year	195
3 Years	636
5 Years	1,102
10 Years	2,392

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  To achieve its goal, the Fund normally invests in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

  In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Sep-02	Jun-04
5.98%	-3.55%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Fixed Income Fund		1 Year	5 Year	10 Year	Since Inception
Class A		(2.08%)	3.74%	3.72%
Class A Return after taxes on distributions	[1]	(2.69%)	2.67%	2.47%
Class A Return after taxes on distributions and sale of shares	[1]	(1.35%)	2.56%	2.44%
Class A Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	4.22%	5.95%	5.18%
Class C		0.78%	3.94%		3.24%
Class C Return after taxes on distributions	[1]	0.36%	3.11%		2.23%
Class C Return after taxes on distributions and sale of shares	[1]	0.51%	2.88%		2.17%
Class C Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	4.22%	5.95%		5.27%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fixed Income Fund CLASS A: TFIAX | CLASS C: TFICX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  To achieve its goal, the Fund normally invests in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

  In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Sep-02	Jun-04
5.98%	-3.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.46%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.17%	[2]
1 Year	rr_ExpenseExampleYear01	564
3 Years	rr_ExpenseExampleYear03	837
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	1,960
2003	rr_AnnualReturn2003	5.70%
2004	rr_AnnualReturn2004	3.44%
2005	rr_AnnualReturn2005	1.11%
2006	rr_AnnualReturn2006	3.11%
2007	rr_AnnualReturn2007	5.19%
2008	rr_AnnualReturn2008	(0.05%)
2009	rr_AnnualReturn2009	8.65%
2010	rr_AnnualReturn2010	5.46%
2011	rr_AnnualReturn2011	7.11%
2012	rr_AnnualReturn2012	2.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.55%)
1 Year	rr_AverageAnnualReturnYear01	(2.08%)
5 Year	rr_AverageAnnualReturnYear05	3.74%
10 Year	rr_AverageAnnualReturnYear10	3.72%
Timothy Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.46%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.92%	[2]
1 Year	rr_ExpenseExampleYear01	295
3 Years	rr_ExpenseExampleYear03	636
5 Years	rr_ExpenseExampleYear05	1,102
10 Years	rr_ExpenseExampleYear10	2,392
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	636
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,102
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,392
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Year	rr_AverageAnnualReturnYear05	3.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%
Timothy Fixed Income Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.69%)	[3]
5 Year	rr_AverageAnnualReturnYear05	2.67%	[3]
10 Year	rr_AverageAnnualReturnYear10	2.47%	[3]
Timothy Fixed Income Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.36%	[3]
5 Year	rr_AverageAnnualReturnYear05	3.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%	[3]
Timothy Fixed Income Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.35%)	[3]
5 Year	rr_AverageAnnualReturnYear05	2.56%	[3]
10 Year	rr_AverageAnnualReturnYear10	2.44%	[3]
Timothy Fixed Income Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%	[3]
5 Year	rr_AverageAnnualReturnYear05	2.88%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.17%	[3]
Timothy Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[4]
5 Year	rr_AverageAnnualReturnYear05	5.95%	[4]
10 Year	rr_AverageAnnualReturnYear10	5.18%	[4]
Timothy Fixed Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[4]
5 Year	rr_AverageAnnualReturnYear05	5.95%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finder's fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Plan High Yield Bond Fund
High Yield Bond Fund CLASS A: TPHAX | CLASS C: TPHCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Plan High Yield Bond Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finder's fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Plan High Yield Bond Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.54%	0.54%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.40%	2.15%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan High Yield Bond Fund (USD $)	Class A	Class C
1 Year	586	318
3 Years	873	673
5 Years	1,181	1,154
10 Years	2,054	2,483

Expense Example, No Redemption (USD $)	Timothy Plan High Yield Bond Fund Class C
1 Year	218
3 Years	673
5 Years	1,154
10 Years	2,483

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade (“junk” bonds), meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

  In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  High Yield Security Risk | Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organization (NRSRO) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | High Yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s (“junk” bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a significant degree of volatility and risk.

PAST PERFORMANCE
The Fund commenced investment operations on May 7, 2007. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-09	Dec-08
27.25%	-21.55%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Plan High Yield Bond Fund		1 Year	5 Year	Since Inception
Class A		7.49%	6.13%	5.22%
Class A Return after taxes on distributions	[1]	5.44%	3.68%	2.83%
Class A Return after taxes on distributions and sale of shares	[1]	4.82%	3.71%	2.96%
Class A Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	15.13%	9.53%	6.12%
Class C		10.74%	6.28%	5.27%
Class C Return after taxes on distributions	[1]	8.88%	4.11%	3.21%
Class C Return after taxes on distributions and sale of shares	[1]	6.93%	4.02%	3.22%
Class C Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	15.13%	9.53%	6.12%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, BB+ or lower by S&P, below investment grade by Fitch Investor's Service or if unrated, previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Plan High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Fund CLASS A: TPHAX | CLASS C: TPHCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to generate a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finder’s fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade (“junk” bonds), meaning securities with a rating of “BB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

  In managing its portfolio, the Fund’s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  High Yield Security Risk | Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more Nationally Recognized Statistical Rating Organization (NRSRO) may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | High Yield securities (“junk” bonds) are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor’s (“junk” bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a significant degree of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on May 7, 2007. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-09	Dec-08
27.25%	-21.55%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Plan High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.54%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	586
3 Years	rr_ExpenseExampleYear03	873
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	2,054
2008	rr_AnnualReturn2008	(29.55%)
2009	rr_AnnualReturn2009	53.17%
2010	rr_AnnualReturn2010	11.67%
2011	rr_AnnualReturn2011	4.03%
2012	rr_AnnualReturn2012	12.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.55%)
1 Year	rr_AverageAnnualReturnYear01	7.49%
5 Year	rr_AverageAnnualReturnYear05	6.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.22%
Timothy Plan High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.54%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[2]
1 Year	rr_ExpenseExampleYear01	318
3 Years	rr_ExpenseExampleYear03	673
5 Years	rr_ExpenseExampleYear05	1,154
10 Years	rr_ExpenseExampleYear10	2,483
1 Year	rr_ExpenseExampleNoRedemptionYear01	218
3 Years	rr_ExpenseExampleNoRedemptionYear03	673
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,483
1 Year	rr_AverageAnnualReturnYear01	10.74%
5 Year	rr_AverageAnnualReturnYear05	6.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Timothy Plan High Yield Bond Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.44%	[3]
5 Year	rr_AverageAnnualReturnYear05	3.68%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.83%	[3]
Timothy Plan High Yield Bond Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.88%	[3]
5 Year	rr_AverageAnnualReturnYear05	4.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.21%	[3]
Timothy Plan High Yield Bond Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.82%	[3]
5 Year	rr_AverageAnnualReturnYear05	3.71%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[3]
Timothy Plan High Yield Bond Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.93%	[3]
5 Year	rr_AverageAnnualReturnYear05	4.02%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%	[3]
Timothy Plan High Yield Bond Fund | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.13%	[4]
5 Year	rr_AverageAnnualReturnYear05	9.53%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[4]
Timothy Plan High Yield Bond Fund | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.13%	[4]
5 Year	rr_AverageAnnualReturnYear05	9.53%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finder's fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	Barclays Capital U.S. Corporate High Yield Bond Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, BB+ or lower by S&P, below investment grade by Fitch Investor's Service or if unrated, previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

Timothy Israel Common Values Fund
Israel Common Values Fund CLASS A: TPAIX | CLASS C: TPCIX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Israel Common Values Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Israel Common Values Fund		Class A	Class C
Management Fee		1.00%	1.00%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		1.57%	1.53%
Acquired Funds Fees and Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses	[1]	2.86%	3.57%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Israel Common Values Fund (USD $)	Class A	Class C
1 Year	289	459
3 Years	884	1,093
5 Years	1,506	1,848
10 Years	3,181	3,832

Expense Example, No Redemption (USD $)	Timothy Israel Common Values Fund Class C
1 Year	236
3 Years	727
5 Years	1,245
10 Years	2,666

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time

  Israel Risk | The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

  Issuer-Specific Risk | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Country-Specific Risk | The Fund invests only in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE
The Fund commenced investment operations on October 12, 2012. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Mar-12	Jun-12
10.12%	-9.83%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Israel Common Values Fund		1 Year	5 Year	Since Inception		Inception Date
Class A		3.73%		2.09%	[1]	Oct 12, 2012
Class A Return after taxes on distributions	[2]	3.73%		2.09%	[1]	Oct 12, 2012
Class A Return after taxes on distributions and sale of shares	[2]	2.42%		1.78%	[1]	Oct 12, 2012
Class A Israel TA 100 Index (reflects no deduction for fees, expenses or taxes)	[3]	7.21%		5.62%	[1]	Oct 12, 2012
Class C		7.92%		6.11%	[1]	Oct 12, 2012
Class C Return after taxes on distributions	[2]	7.92%		6.11%	[1]	Oct 12, 2012
Class C Return after taxes on distributions and sale of shares	[2]	5.15%		5.20%	[1]	Oct 12, 2012
Class C Israel TA 100 Index (reflects no deduction for fees, expenses or taxes)	[3]	7.21%		5.62%	[1]	Oct 12, 2012
[1]	The Fund commenced investment operations on October 12, 2012.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[3]	Israel TA 100 Index is an unmanaged index that measures the performance of 100 Israeli issues. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Israel Common Values Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Israel Common Values Fund CLASS A: TPAIX | CLASS C: TPCIX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time

  Israel Risk | The Fund’s investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

  Issuer-Specific Risk | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Country-Specific Risk | The Fund invests only in Israeli securities, and Israel is subject to unique political and economic risks. As a result, Israeli securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on October 12, 2012. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Mar-12	Jun-12
10.12%	-9.83%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Israel Common Values Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	1.57%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%	[2]
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	884
5 Years	rr_ExpenseExampleYear05	1,506
10 Years	rr_ExpenseExampleYear10	3,181
2012	rr_AnnualReturn2012	9.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.83%)
1 Year	rr_AverageAnnualReturnYear01	3.73%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012
Timothy Israel Common Values Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	1.53%
Acquired Funds Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[2]
1 Year	rr_ExpenseExampleYear01	459
3 Years	rr_ExpenseExampleYear03	1,093
5 Years	rr_ExpenseExampleYear05	1,848
10 Years	rr_ExpenseExampleYear10	3,832
1 Year	rr_ExpenseExampleNoRedemptionYear01	236
3 Years	rr_ExpenseExampleNoRedemptionYear03	727
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,245
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,666
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012
Timothy Israel Common Values Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.73%	[4]
5 Year	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012	[4]
Timothy Israel Common Values Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%	[4]
5 Year	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.11%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012	[4]
Timothy Israel Common Values Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.42%	[4]
5 Year	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012	[4]
Timothy Israel Common Values Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.15%	[4]
5 Year	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012	[4]
Timothy Israel Common Values Fund | Israel TA 100 Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%	[5]
5 Year	rr_AverageAnnualReturnYear05		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012	[5]
Timothy Israel Common Values Fund | Israel TA 100 Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.21%	[5]
5 Year	rr_AverageAnnualReturnYear05		[5]
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%	[3],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2012	[5]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	The Fund commenced investment operations on October 12, 2012.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[5]	Israel TA 100 Index is an unmanaged index that measures the performance of 100 Israeli issues. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Plan Defensive Strategies Fund
Defensive Strategies Fund CLASS A: TPDAX | CLASS C: TPDCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Plan Defensive Strategies Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Plan Defensive Strategies Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.13%	0.13%
Total Annual Fund Operating Expenses	[1]	1.47%	2.22%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan Defensive Strategies Fund (USD $)	Class A	Class C
1 Year	691	325
3 Years	988	693
5 Years	1,307	1,188
10 Years	2,208	2,551

Expense Example, No Redemption (USD $)	Timothy Plan Defensive Strategies Fund Class C
1 Year	225
3 Years	693
5 Years	1,188
10 Years	2,551

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 247% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment Sectors set forth below:

  Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

  Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

  Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

  Cash and cash equivalents.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such, the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

  Commodities-based Exchange Traded Funds Risk | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

  Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

  Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

  Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE
The Fund commenced investment operations on November 4, 2009. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Dec-11	Sep-11
8.42%	-4.57%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Plan Defensive Strategies Fund		1 Year	5 Year	Since Inception
Class A		(1.14%)		7.60%
Class A Return after taxes on distributions	[1]	(1.17%)		6.60%
Class A Return after taxes on distributions and sale of shares	[1]	(0.71%)		6.04%
Class A DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	11.92%		11.31%
Class C		2.92%		8.74%
Class C Return after taxes on distributions	[1]	2.89%		7.75%
Class C Return after taxes on distributions and sale of shares	[1]	1.93%		7.04%
Class C DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	11.92%		11.31%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Plan Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Defensive Strategies Fund CLASS A: TPDAX | CLASS C: TPDCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 247% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	247.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment Sectors set forth below:

  Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

  Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

  Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

  Cash and cash equivalents.

  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund’s assets will be held in cash and/or cash equivalents.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

  Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such, the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

  Commodities-based Exchange Traded Funds Risk | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.

  Treasury-Inflation Protection Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

  Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

  Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s, or unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

  Sector Risk | If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

  Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

  Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
9.	Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced investment operations on November 4, 2009. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Dec-11	Sep-11
8.42%	-4.57%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Plan Defensive Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[2]
1 Year	rr_ExpenseExampleYear01	691
3 Years	rr_ExpenseExampleYear03	988
5 Years	rr_ExpenseExampleYear05	1,307
10 Years	rr_ExpenseExampleYear10	2,208
2010	rr_AnnualReturn2010	12.94%
2011	rr_AnnualReturn2011	8.91%
2012	rr_AnnualReturn2012	4.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.57%)
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Timothy Plan Defensive Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%	[2]
1 Year	rr_ExpenseExampleYear01	325
3 Years	rr_ExpenseExampleYear03	693
5 Years	rr_ExpenseExampleYear05	1,188
10 Years	rr_ExpenseExampleYear10	2,551
1 Year	rr_ExpenseExampleNoRedemptionYear01	225
3 Years	rr_ExpenseExampleNoRedemptionYear03	693
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,188
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,551
1 Year	rr_AverageAnnualReturnYear01	2.92%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	8.74%
Timothy Plan Defensive Strategies Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.17%)	[3]
5 Year	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[3]
Timothy Plan Defensive Strategies Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.89%	[3]
5 Year	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.75%	[3]
Timothy Plan Defensive Strategies Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.71%)	[3]
5 Year	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%	[3]
Timothy Plan Defensive Strategies Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.93%	[3]
5 Year	rr_AverageAnnualReturnYear05		[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.04%	[3]
Timothy Plan Defensive Strategies Fund | DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.92%	[4]
5 Year	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%	[4]
Timothy Plan Defensive Strategies Fund | DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.92%	[4]
5 Year	rr_AverageAnnualReturnYear05		[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.

Timothy Plan Emerging Markets Fund
Emerging Markets Fund CLASS A: TPEMX | CLASS C: TPECX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Plan Emerging Markets Fund		Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Plan Emerging Markets Fund		Class A	Class C
Management Fee		1.20%	1.20%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.95%	2.70%
[1]	���Other Expenses��� are estimated for the Fund���s first year of operations.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Plan Emerging Markets Fund (USD $)	Class A	Class C
1 Year	737	373
3 Years	1,128	838
5 Years	1,544	1,430
10 Years	2,700	3,032

Expense Example, No Redemption (USD $)	Timothy Plan Emerging Markets Fund Class C
1 Year	273
3 Years	838
5 Years	1,430
10 Years	3,032

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.
PRINCIPAL INVESTMENT STRATEGIES

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in emerging market countries through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations. Emerging markets or emerging economies are nations with social or business activity in the process of rapid growth and industrialization. Companies “domiciled” in such countries are companies that are organized and registered in the country. Companies “headquartered” in a country are those companies that have their main office in the country, but may be “domiciled” in another country.

  This Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Such criteria include market positioning, management strength, transparency of accounting and financial reporting, and other criteria. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

  Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | This Fund invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE
This is a new Fund without an operating history. Accordingly, performance information is not available at this time.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Plan Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Fund CLASS A: TPEMX | CLASS C: TPECX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the fund’s performance. The Fund is new and has not yet had any portfolio turnover.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimated for the Fund’s first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

  This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in emerging market countries through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on Foreign stock exchanges, without regard to market capitalizations. Emerging markets or emerging economies are nations with social or business activity in the process of rapid growth and industrialization. Companies “domiciled” in such countries are companies that are organized and registered in the country. Companies “headquartered” in a country are those companies that have their main office in the country, but may be “domiciled” in another country.

  This Fund invests its assets in companies which the Fund’s Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Such criteria include market positioning, management strength, transparency of accounting and financial reporting, and other criteria. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager’s investment criteria.

  This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

  The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Stock Market Risk | This Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

  Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.

  Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

  Currency Risk | Because the securities being purchased by this Fund are frequently foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

  Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

  Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

  Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

  Growth Risk | This Fund invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the Investment Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

  Who Should Buy This Fund | This Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This is a new Fund without an operating history. Accordingly, performance information is not available at this time.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	This is a new Fund without an operating history. Accordingly, performance information is not available at this time.
Timothy Plan Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%	[2]
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,128
5 Years	rr_ExpenseExampleYear05	1,544
10 Years	rr_ExpenseExampleYear10	2,700
Timothy Plan Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.20%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%	[2]
1 Year	rr_ExpenseExampleYear01	373
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,430
10 Years	rr_ExpenseExampleYear10	3,032
1 Year	rr_ExpenseExampleNoRedemptionYear01	273
3 Years	rr_ExpenseExampleNoRedemptionYear03	838
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,430
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,032

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	���Other Expenses��� are estimated for the Fund���s first year of operations.

Timothy Strategic Growth Fund
Strategic Growth Fund CLASS A: TSGAX | CLASS C: TSGCX
The investment objective of the Fund is to generate medium to high levels of long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Strategic Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Strategic Growth Fund		Class A	Class C
Management Fee		0.65%	0.65%
Distribution/Service(12b-1 Fees)		none	0.75%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.50%	0.50%
Fees and Expenses of Acquired Funds		1.67%	1.67%
Total Annual Fund Operating Expenses	[1]	2.82%	3.57%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Strategic Growth Fund (USD $)	Class A	Class C
1 Year	810	460
3 Years	1,367	1,094
5 Years	1,949	1,850
10 Years	3,517	3,836

Expense Example, No Redemption (USD $)	Timothy Strategic Growth Fund Class C
1 Year	360
3 Years	1,094
5 Years	1,850
10 Years	3,836

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Israel Common Values Fund	5 - 10%
Emerging Markets Fund	5 - 10%
Defensive Strategies Fund	5 - 15%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

  Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.
  Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
  Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
  High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
  Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.
  Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.
  Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk: The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.
3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-09	Dec-08
16.44%	-24.40%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Strategic Growth Fund		1 Year	5 Year	10 Year	Since Inception
Class A		4.49%	(2.39%)	4.73%
Class A Return after taxes on distributions	[1]	4.27%	(2.86%)	4.12%
Class A Return after taxes on distributions and sale of shares	[1]	2.92%	(2.23%)	3.99%
Class A DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	13.96%	2.58%	9.19%
Class C		8.76%	(2.05%)		2.16%
Class C Return after taxes on distributions	[1]	8.76%	(2.44%)		1.58%
Class C Return after taxes on distributions and sale of shares	[1]	5.70%	(1.88%)		1.79%
Class C DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	13.96%	2.58%		6.53%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	DJ Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Growth Fund CLASS A: TSGAX | CLASS C: TSGCX
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to generate medium to high levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Israel Common Values Fund	5 - 10%
Emerging Markets Fund	5 - 10%
Defensive Strategies Fund	5 - 15%

		Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

  Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.
  Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
  Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
  High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
  Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.
  Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.
  Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk: The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.
3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up- to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-09	Dec-08
16.44%	-24.40%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Strategic Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.50%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.82%	[2]
1 Year	rr_ExpenseExampleYear01	810
3 Years	rr_ExpenseExampleYear03	1,367
5 Years	rr_ExpenseExampleYear05	1,949
10 Years	rr_ExpenseExampleYear10	3,517
2003	rr_AnnualReturn2003	27.96%
2004	rr_AnnualReturn2004	8.09%
2005	rr_AnnualReturn2005	6.25%
2006	rr_AnnualReturn2006	10.41%
2007	rr_AnnualReturn2007	10.45%
2008	rr_AnnualReturn2008	(39.82%)
2009	rr_AnnualReturn2009	28.40%
2010	rr_AnnualReturn2010	14.54%
2011	rr_AnnualReturn2011	(4.20%)
2012	rr_AnnualReturn2012	10.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
1 Year	rr_AverageAnnualReturnYear01	4.49%
5 Year	rr_AverageAnnualReturnYear05	(2.39%)
10 Year	rr_AverageAnnualReturnYear10	4.73%
Timothy Strategic Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.50%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.57%	[2]
1 Year	rr_ExpenseExampleYear01	460
3 Years	rr_ExpenseExampleYear03	1,094
5 Years	rr_ExpenseExampleYear05	1,850
10 Years	rr_ExpenseExampleYear10	3,836
1 Year	rr_ExpenseExampleNoRedemptionYear01	360
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,094
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,850
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,836
1 Year	rr_AverageAnnualReturnYear01	8.76%
5 Year	rr_AverageAnnualReturnYear05	(2.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Timothy Strategic Growth Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.27%	[3]
5 Year	rr_AverageAnnualReturnYear05	(2.86%)	[3]
10 Year	rr_AverageAnnualReturnYear10	4.12%	[3]
Timothy Strategic Growth Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.76%	[3]
5 Year	rr_AverageAnnualReturnYear05	(2.44%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%	[3]
Timothy Strategic Growth Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.92%	[3]
5 Year	rr_AverageAnnualReturnYear05	(2.23%)	[3]
10 Year	rr_AverageAnnualReturnYear10	3.99%	[3]
Timothy Strategic Growth Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.70%	[3]
5 Year	rr_AverageAnnualReturnYear05	(1.88%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[3]
Timothy Strategic Growth Fund | DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.96%	[4]
5 Year	rr_AverageAnnualReturnYear05	2.58%	[4]
10 Year	rr_AverageAnnualReturnYear10	9.19%	[4]
Timothy Strategic Growth Fund | DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.96%	[4]
5 Year	rr_AverageAnnualReturnYear05	2.58%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	DJ Global Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Timothy Conservative Growth Fund
Conservative Growth Fund CLASS A: TCGAX | CLASS C: TCVCX
INVESTMENT OBJECTIVE
The investment objective of the Fund is to generate moderate levels of long-term capital growth.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Timothy Conservative Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Timothy Conservative Growth Fund		Class A	Class C
Management Fee		0.65%	0.65%
Distribution/Service(12b-1 Fees)		none	0.75%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)		0.46%	0.46%
Fees and Expenses of Acquired Funds		1.47%	1.47%
Total Annual Fund Operating Expenses	[1]	2.58%	3.33%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Timothy Conservative Growth Fund (USD $)	Class A	Class C
1 Year	797	436
3 Years	1,308	1,024
5 Years	1,845	1,736
10 Years	3,304	3,622

Expense Example, No Redemption (USD $)	Timothy Conservative Growth Fund Class C
1 Year	336
3 Years	1,024
5 Years	1,736
10 Years	3,622

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Emerging Markets Fund	0 - 5%
Defensive Strategies Fund	10 - 30%

Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
PRINCIPAL RISKS

  General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

  Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.
  Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
  Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
  High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher— rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
  Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.
  Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.
  Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.
3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE
The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best	Worst
Quarter	Quarter
Jun-09	Dec-08
12.63%	-17.02%

Average Annual Total Returns (for periods ending on December 31, 2012)
Average Annual Total Returns Timothy Conservative Growth Fund		1 Year	5 Year	10 Year	Since Inception
Class A		1.20%	(0.14%)	4.83%
Class A Return after taxes on distributions	[1]	0.95%	(0.64%)	4.14%
Class A Return after taxes on distributions and sale of shares	[1]	0.78%	(0.38%)	3.97%
Class A Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	11.24%	3.44%	8.25%
Class C		5.16%	0.26%		3.08%
Class C Return after taxes on distributions	[1]	5.16%	(0.12%)		2.44%
Class C Return after taxes on distributions and sale of shares	[1]	3.35%	0.05%		2.49%
Class C Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[2]	11.24%	3.44%		6.16%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Timothy Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Growth Fund CLASS A: TCGAX | CLASS C: TCVCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to generate moderate levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in “How to Reduce Your Sales Charge” on page 72 of the prospectus and “Purchase, Redemption, and Pricing of Shares” on page 38 of the Funds’ Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Israel Common Values Fund	0 - 5%
Emerging Markets Fund	0 - 5%
Defensive Strategies Fund	10 - 30%

		Timothy Partners, Ltd. (“TPL”) will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

  Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

  Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.
  Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
  Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.
  Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.
  Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund’s return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.
  Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.
  Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.
  Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.
  High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade (“high yield securities”) by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher— rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund’s ability to buy or sell optimal quantities of high yield securities at desired prices.
  Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.
  Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield Bond Fund are downgraded in credit rating or go into default.
  Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.
  Commodities-based Exchange Traded Funds Risk: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund’s entire ETF investment could be lost.
  Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.
  Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.
  Israel Risk: Investments in the securities of Israel may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities market in Israel is relatively small, with a limited number of companies representing a smaller number of industries. Israeli issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.
  Emerging Market Risk | The Fund’s investments in the securities of emerging countries may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies or funds that invest across a larger spectrum of the foreign market. This is because the securities markets in some emerging countries are relatively small, with a limited number of companies representing a smaller number of industries. Issuers in emerging countries are frequently not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in emerging foreign countries.
3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security might have a more pronounced negative effect on the Fund than if the Fundinvestments were more widely distributed.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund’s website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

		The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s performance from year to year and by comparing the Fund’s performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best	Worst
Quarter	Quarter
Jun-09	Dec-08
12.63%	-17.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Timothy Conservative Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.46%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%	[2]
1 Year	rr_ExpenseExampleYear01	797
3 Years	rr_ExpenseExampleYear03	1,308
5 Years	rr_ExpenseExampleYear05	1,845
10 Years	rr_ExpenseExampleYear10	3,304
2003	rr_AnnualReturn2003	20.22%
2004	rr_AnnualReturn2004	6.41%
2005	rr_AnnualReturn2005	5.56%
2006	rr_AnnualReturn2006	9.86%
2007	rr_AnnualReturn2007	8.85%
2008	rr_AnnualReturn2008	(28.88%)
2009	rr_AnnualReturn2009	22.23%
2010	rr_AnnualReturn2010	11.57%
2011	rr_AnnualReturn2011	1.21%
2012	rr_AnnualReturn2012	7.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.02%)
1 Year	rr_AverageAnnualReturnYear01	1.20%
5 Year	rr_AverageAnnualReturnYear05	(0.14%)
10 Year	rr_AverageAnnualReturnYear10	4.83%
Timothy Conservative Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (including administrative fees, transfer agency fees, sub-transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.46%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.33%	[2]
1 Year	rr_ExpenseExampleYear01	436
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,736
10 Years	rr_ExpenseExampleYear10	3,622
1 Year	rr_ExpenseExampleNoRedemptionYear01	336
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,024
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,736
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,622
1 Year	rr_AverageAnnualReturnYear01	5.16%
5 Year	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.08%
Timothy Conservative Growth Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.64%)	[3]
10 Year	rr_AverageAnnualReturnYear10	4.14%	[3]
Timothy Conservative Growth Fund | Return after taxes on distributions | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.16%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.12%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.44%	[3]
Timothy Conservative Growth Fund | Return after taxes on distributions and sale of shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.78%	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.38%)	[3]
10 Year	rr_AverageAnnualReturnYear10	3.97%	[3]
Timothy Conservative Growth Fund | Return after taxes on distributions and sale of shares | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.35%	[3]
5 Year	rr_AverageAnnualReturnYear05	0.05%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.49%	[3]
Timothy Conservative Growth Fund | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%	[4]
5 Year	rr_AverageAnnualReturnYear05	3.44%	[4]
10 Year	rr_AverageAnnualReturnYear10	8.25%	[4]
Timothy Conservative Growth Fund | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.24%	[4]
5 Year	rr_AverageAnnualReturnYear05	3.44%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%	[4]

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first thirteen months after purchase. The Trust's Distributor, Timothy Partners, Ltd., will pay a finders' fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all amounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[4]	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Prospectus Date	rr_ProspectusDate	Jan 29, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 30, 2013